Leuthold Grizzly Short Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 95.3%
Money Market Funds - 80.3%	Shares
Fidelity Government Portfolio - Class Institutional, 5.21%(a)	53,226,004	$53,226,004

U.S. Treasury Bills - 15.0%	Par
5.30%, 07/11/2024(b)(c)	10,000,000	9,985,472
TOTAL SHORT-TERM INVESTMENTS (Cost $63,211,476)		63,211,476

TOTAL INVESTMENTS - 95.3% (Cost $63,211,476)		$63,211,476
Other Assets in Excess of Liabilities - 4.7%(c)		3,103,234
TOTAL NET ASSETS - 100.0%		$66,314,710

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(b)	The rate shown is the effective yield as of June 30, 2024.
(c)	All or a portion of security has been pledged as collateral for open securities sold short.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short(a)
as of June 30, 2024 (Unaudited)

COMMON STOCKS - (71.5)%	Shares	Value
Aerospace & Defense - (4.6)%
Axon Enterprise, Inc.	(2,661)	$(782,973)
Boeing Co.	(4,070)	(740,781)
HEICO Corp.	(1,907)	(426,424)
L3Harris Technologies, Inc.	(3,445)	(773,678)
Spirit AeroSystems Holdings, Inc. - Class A	(10,253)	(337,016)
		(3,060,872)

Air Freight & Logistics - (1.5)%
CH Robinson Worldwide, Inc.	(3,814)	(336,090)
United Parcel Service, Inc. - Class B	(4,804)	(657,427)
		(993,517)

Automobile Components - (0.9)%
Dana, Inc.	(26,686)	(323,434)
Magna International, Inc.	(6,273)	(262,839)
		(586,273)

Automobiles - (1.0)%
Tesla, Inc.	(3,313)	(655,576)

Beverages - (0.9)%
Brown-Forman Corp. - Class B	(13,503)	(583,195)

Biotechnology - (1.1)%
GRAIL, Inc.	(839)	(12,895)
Moderna, Inc.	(6,097)	(724,019)
		(736,914)

Capital Markets - (3.0)%
FactSet Research Systems, Inc.	(783)	(319,675)
MarketAxess Holdings, Inc.	(1,841)	(369,176)
MSCI, Inc.	(1,349)	(649,881)
Nasdaq, Inc.	(10,801)	(650,868)
		(1,989,600)

Chemicals - (3.2)%
Air Products and Chemicals, Inc.	(2,784)	(718,411)
Albemarle Corp.	(5,884)	(562,040)
International Flavors & Fragrances, Inc.	(5,203)	(495,378)
Stepan Co.	(3,744)	(314,346)
		(2,090,175)

Commercial Services & Supplies - (2.9)%
ACV Auctions, Inc. - Class A	(18,230)	(332,698)
Casella Waste Systems, Inc. - Class A	(4,369)	(433,492)
GFL Environmental, Inc.	(10,456)	(407,052)
Rollins, Inc.	(15,941)	(777,761)
		(1,951,003)

Communications Equipment - (0.3)%
Viasat, Inc.	(12,968)	(164,694)

Consumer Staples Distribution & Retail - (0.8)%
Chefs' Warehouse, Inc.	(13,499)	(527,946)

Electric Utilities - (0.9)%
NextEra Energy, Inc.	(8,569)	(606,771)

Electrical Equipment - (1.3)%
Emerson Electric Co.	(6,130)	(675,281)
Shoals Technologies Group, Inc. - Class A	(25,633)	(159,950)
		(835,231)

Electronic Equipment, Instruments & Components - (1.2)%
Advanced Energy Industries, Inc.	(3,110)	(338,244)
Cognex Corp.	(9,758)	(456,284)
		(794,528)

Energy Equipment & Services - (1.0)%
Patterson-UTI Energy, Inc.	(29,703)	(307,723)
Valaris Ltd.	(5,080)	(378,460)
		(686,183)

Entertainment - (1.9)%
ROBLOX Corp. - Class A	(16,868)	(627,658)
Take-Two Interactive Software, Inc.	(4,060)	(631,290)
		(1,258,948)

Financial Services - (0.3)%
Remitly Global, Inc.	(18,686)	(226,474)

Ground Transportation - (3.0)%
JB Hunt Transport Services, Inc.	(3,239)	(518,240)
Knight-Swift Transportation Holdings, Inc.	(6,130)	(306,010)
Norfolk Southern Corp.	(2,741)	(588,465)
Old Dominion Freight Line, Inc.	(3,256)	(575,010)
		(1,987,725)

Health Care Equipment & Supplies - (6.7)%
Becton Dickinson & Co.	(3,067)	(716,788)
Dexcom, Inc.	(5,269)	(597,399)
Globus Medical, Inc. - Class A	(7,522)	(515,182)
Intuitive Surgical, Inc.	(1,734)	(771,370)
Masimo Corp.	(3,824)	(481,594)
ResMed, Inc.	(4,259)	(815,258)
STAAR Surgical Co.	(11,283)	(537,184)
		(4,434,775)

Hotels, Restaurants & Leisure - (4.5)%
Aramark	(12,014)	(408,716)
Churchill Downs, Inc.	(2,980)	(416,008)
Dutch Bros, Inc. - Class A	(10,871)	(450,059)
Planet Fitness, Inc. - Class A	(5,276)	(388,261)
Restaurant Brands International, Inc.	(9,502)	(668,656)
Six Flags Entertainment Corp.	(10,828)	(358,840)
Vail Resorts, Inc.	(1,488)	(268,034)
		(2,958,574)

Household Durables - (0.4)%
Skyline Champion Corp.	(4,160)	(281,840)

Household Products - (1.0)%
Clorox Co.	(5,014)	(684,261)

Independent Power and Renewable Electricity Producers - (1.0)%
AES Corp.	(22,450)	(394,446)
Ormat Technologies, Inc.	(3,901)	(279,702)
		(674,148)

Insurance - (2.5)%
Aon PLC - Class A	(2,010)	(590,096)
Arthur J. Gallagher & Co.	(2,698)	(699,618)
Ryan Specialty Holdings, Inc.	(6,143)	(355,741)
		(1,645,455)

IT Services - (0.7)%
MongoDB, Inc.	(1,917)	(479,173)

Life Sciences Tools & Services - (2.2)%
Bio-Techne Corp.	(4,329)	(310,173)
Illumina, Inc.	(5,037)	(525,762)
Repligen Corp.	(2,316)	(291,955)
Revvity, Inc.	(3,136)	(328,841)
		(1,456,731)

Machinery - (2.4)%
Barnes Group, Inc.	(9,004)	(372,856)
Hillenbrand, Inc.	(6,884)	(275,498)
Toro Co.	(3,313)	(309,798)
Xylem, Inc./NY	(4,881)	(662,010)
		(1,620,162)

Metals & Mining - (4.1)%
Alcoa Corp.	(7,838)	(311,795)
Franco-Nevada Corp.	(5,967)	(707,209)
MP Materials Corp.	(15,423)	(196,335)
Newmont Corp.	(18,563)	(777,233)
Teck Resources Ltd. - Class B	(15,400)	(737,660)
		(2,730,232)

Oil, Gas & Consumable Fuels - (5.1)%
Chevron Corp.	(4,266)	(667,288)
EQT Corp.	(15,968)	(590,497)
New Fortress Energy, Inc.	(11,898)	(261,518)
Occidental Petroleum Corp.	(10,798)	(680,598)
Talos Energy, Inc.	(22,590)	(274,468)
Texas Pacific Land Corp.	(1,216)	(892,872)
		(3,367,241)

Passenger Airlines - (1.4)%
Alaska Air Group, Inc.	(8,712)	(351,965)
Southwest Airlines Co.	(20,696)	(592,112)
		(944,077)

Personal Care Products - (1.4)%
Estee Lauder Cos., Inc. - Class A	(2,970)	(316,008)
Kenvue, Inc.	(33,786)	(614,229)
		(930,237)

Pharmaceuticals - (1.2)%
AstraZeneca PLC - ADR	(10,037)	(782,786)

Professional Services - (1.8)%
Dayforce, Inc.	(5,183)	(257,077)
Exponent, Inc.	(3,940)	(374,773)
Paylocity Holding Corp.	(1,452)	(191,446)
TransUnion	(5,014)	(371,838)
		(1,195,134)

Real Estate Management & Development - (0.4)%
Howard Hughes Holdings, Inc.	(4,220)	(273,540)

Semiconductors & Semiconductor Equipment - (4.0)%
Monolithic Power Systems, Inc.	(820)	(673,778)
Power Integrations, Inc.	(4,778)	(335,368)
Silicon Laboratories, Inc.	(2,382)	(263,521)
SiTime Corp.	(3,588)	(446,275)
Texas Instruments, Inc.	(4,678)	(910,011)
		(2,628,953)

Software - (0.6)%
Confluent, Inc. - Class A	(12,266)	(362,215)

Specialty Retail - (0.3)%
Five Below, Inc.	(2,096)	(228,401)
TOTAL COMMON STOCKS (Proceeds $48,830,139)		(47,413,560)

EXCHANGE TRADED FUNDS - (23.4)%
Invesco Nasdaq 100 ETF	(15,938)	(3,141,539)
iShares Expanded Tech-Software Sector ETF	(10,964)	(952,772)
iShares Semiconductor ETF	(6,030)	(1,487,179)
iShares U.S. Medical Devices ETF	(24,656)	(1,381,722)
iShares U.S. Transportation ETF	(20,637)	(1,350,279)
Materials Select Sector SPDR Fund	(11,296)	(997,550)
Real Estate Select Sector SPDR Fund	(49,116)	(1,886,545)
SPDR S&P 500 ETF Trust	(3,937)	(2,142,594)
Utilities Select Sector SPDR Fund	(32,384)	(2,206,646)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,007,100)		(15,546,826)

REAL ESTATE INVESTMENT TRUSTS - (0.5)%
Rexford Industrial Realty, Inc.	(6,834)	(304,728)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $351,832)		(304,728)

TOTAL SECURITIES SOLD SHORT - (95.4)% (Proceeds $63,189,071)		$(63,265,114)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2024:

Leuthold Grizzly Short Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$53,226,004	$–	$–	$53,226,004
U.S. Treasury Bills	–	9,985,472	–	9,985,472
Total Investments	$53,226,004	$9,985,472	$–	$63,211,476

Liabilities:
Investments:
Common Stocks	$(47,413,560)	$–	$–	$(47,413,560)
Exchange Traded Funds	(15,546,826)	–	–	(15,546,826)
Real Estate Investment Trusts	(304,728)	–	–	(304,728)
Total Investments	$(63,265,114)	$–	$–	$(63,265,114)

Refer to the Schedule of Investments for additional information.